Investments in Equity Investees - Reconciliation of Summarized Financial Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests	$ 484,116
Net (loss)/income attributable to the Company	(102,397)	$ (49,694)
Purchase of additional interests in a subsidiary of an equity investee		$ (174)
Closing net assets after non-controlling interests	984,795
Carrying amount of investments	118,316		$ 139,505
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Additional interest acquired (as percent)		30.00%
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	51,425		59,712
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments	66,465		$ 79,408
Equity Investees | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests	119,424	$ 44,541
Net (loss)/income attributable to the Company	28,576	12,613
Purchase of additional interests in a subsidiary of an equity investee		(347)
Dividends declared	(46,538)
Other comprehensive income/(loss)	1,388	(477)
Closing net assets after non-controlling interests	102,850	56,330
Group's share of net assets	51,425	28,165
Carrying amount of investments	51,425	28,165
Equity Investees | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests	152,714	146,759
Net (loss)/income attributable to the Company	57,344	47,985
Dividends declared	(84,103)	(42,308)
Other comprehensive income/(loss)	820	(1,499)
Closing net assets after non-controlling interests	126,775	150,937
Group's share of net assets	63,387	75,468
Goodwill	3,078	2,821
Carrying amount of investments	$ 66,465	$ 78,289